LONG TERM DEBT - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
LONG TERM DEBT
2023	€ 1,601
2024	1,570
2025	1,335
2026	682
Total	€ 5,188	€ 5,759